File No. 811-5017

File No. 33-11466

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940 X

Amendment No. 29

W&R TARGET FUNDS, INC.

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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200

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(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217

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(Name and Address of Agent for Service)

It is proposed that this filing will become effective

    _____  immediately upon filing pursuant to paragraph (b)

    __X__  on May 1, 2003 pursuant to paragraph (b)

    _____  60 days after filing pursuant to paragraph (a)(1)

    _____  on (date) pursuant to paragraph (a)(1)

    _____  75 days after filing pursuant to paragraph (a)(2)

    _____  on (date) pursuant to paragraph (a)(2) of Rule 485

    _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 2002 was filed on March 7, 2003.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

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May 1, 2003

PROSPECTUS

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W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twelve separate Portfolios, each with separate goals and investment policies.

Asset Strategy Portfolio seeks high total return over the long term.

Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Core Equity Portfolio seeks capital growth and income.

Growth Portfolio seeks capital growth, with a secondary goal of current income.

High Income Portfolio seeks, as a primary goal, high current income, with a secondary goal of capital growth.

International Portfolio seeks, as a primary goal, long-term appreciation of capital, with a secondary goal of current income.

Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital.

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Science and Technology Portfolio seeks long-term capital growth.

Small Cap Portfolio seeks growth of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

Asset Strategy Portfolio

Goal

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

  The stock class includes equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Portfolio's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Corporation (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
  The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.
  Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

The Portfolio selects a mix which represents the way the Portfolio's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIMCO changes the Portfolio's holdings based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix
Stocks 70% (can range from 0-100%)	Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

  WRIMCO's skill in allocating the Portfolio's assets among different types of investments the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Portfolio may be appropriate for you. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1996 1997 1998 1999 2000 2001 2002	6.05% 14.01% 9.95% 22.96% 22.53% -9.96% 3.28%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Asset Strategy Portfolio	3.28%	9.03%	8.69%
S&P 500 Index	-22.10%	-0.59%	9.02%
Citigroup Broad Investment Grade Index	10.09%	7.53%	8.10%
Citigroup Short-Term
Index for 1 Month Certificates of Deposit	1.79%	4.68%	5.04%
Lipper Variable Annuity Flexible
Portfolio Funds
Universe Average	-10.32%	1.66%	7.35%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 1, 1995, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1995.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Balanced Portfolio

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

  WRIMCO's skill in allocating the Portfolio's assets among different types of investments an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

The Portfolio may also invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Balanced Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	24.19% 11.19% 18.49% 8.67% 10.14% 7.14% -5.94% -8.41%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Balanced Portfolio	-8.41%	2.01%	7.02%
S&P 500 Index	-22.10%	-0.59%	9.96%
Citigroup Treasury/
Government Sponsored/Credit Index	10.81%	7.61%	8.02%
Lipper Variable Annuity
Balanced Funds Universe Average	-10.17%	1.92%	7.71%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Bond Portfolio

Goal

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Principal Strategies

Bond Portfolio seeks to achieve its goal by investing primarily in domestic, and to a lesser extent foreign, debt securities usually of investment grade, including bonds rated BBB and higher by S&P and Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations regarding the maturity, duration or dollar weighted average of its holdings; the Portfolio may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio, WRIMCO considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. WRIMCO may also look at many other factors. These include the issuer's past, present and estimated future:

  financial strength
  cash flow
  management
  borrowing requirements
  responsiveness to changes in interest rates and business conditions

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Bond Portfolio. These include:

  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds changes in the maturities of bonds owned by the Portfolio
  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general market or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Bond Portfolio is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Bond Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	12.37% -5.90% 20.56% 3.43% 9.77% 7.35% -1.44% 9.83% 7.47% 8.98%

In the period shown in the chart, the highest quarterly return was 8.34% (the second quarter of 1993) and the lowest quarterly return was -3.64% (the first quarter of 1994).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Bond Portfolio	8.98%	6.36%	7.01%
Citigroup Broad
Investment Grade Index	10.09%	7.53%	7.53%
Lipper Variable Annuity
Corporate Debt Funds
Rated Universe Average	8.53%	6.52%	6.96%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted fromPortfolio assets)
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.83%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Core Equity Portfolio

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company's:

  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investments in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek capital growth and income. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	17.30% -1.14% 31.56% 19.75% 26.16% 21.14% 12.52% 9.28% -14.91% -21.63%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.40% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Core Equity Portfolio	-21.63%	-0.13%	8.64%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity
Large-Cap Core Funds
Universe Average	-23.51%	-2.13%	7.28%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Growth Portfolio

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least $1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments in the faster growing sectors of the economy, such as the technology, healthcare, financial services and consumer-oriented sectors.

In selecting securities for the Portfolio, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company's growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive investment opportunities arise.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

The Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies and sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	14.02% 2.39% 38.57% 12.40% 21.45% 27.31% 34.35% 1.41% -14.34% -21.30%

In the period shown in the chart, the highest quarterly return was 16.54% (the second quarter of 1995) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Growth Portfolio	-21.30%	3.18%	9.95%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity
Large-Cap Growth Funds
Universe Average	-28.65%	-2.80%	6.45%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.99%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

High Income Portfolio

Goals

High Income Portfolio seeks, as its primary goal, a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal.

Principal Strategies

High Income Portfolio seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio's goals. The Portfolio invests primarily in lower quality bonds, commonly called junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody's, or if unrated deemed by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds. The Portfolio may invest in bonds of any maturity and companies of any size.

The Portfolio may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Portfolio emphasizes a blend of value and growth in its selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These factors include the issuer's past, current and estimated future:

  financial strength
  cash flow
  management
  borrowing requirements
  responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased and WRIMCO believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the issuer's improved creditworthiness and other investments with greater potential exist. WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of High Income Portfolio. These include:

  the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds the susceptibility of junk bonds to greater risks of nonpayment or default, price volatility, and lack of liquidity compared to higher-rated bonds an increase in interest rates, which may cause the value of a bond, especially bonds with longer maturities, held by the Portfolio to decline the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Portfolio
  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

High Income Portfolio is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the goal of income. The Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the High Income Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	17.90% -2.55% 18.19% 12.46% 14.04% 1.95% 4.22% -9.73% 9.18% -2.02%

In the period shown in the chart, the highest quarterly return was 6.65% (the third quarter of 1997) and the lowest quarterly return was -6.38% (the third quarter of 1998).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of High Income Portfolio	-2.02%	0.52%	5.97%
Citigroup High Yield Market Index	-1.53%	0.64%	6.08%
Lipper Variable Annuity
High Current Yield Funds
Universe Average	-0.69%	-1.12%	5.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.95%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

International Portfolio

Goals

International Portfolio seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Portfolio seeks current income.

Principal Strategies

International Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  a company's growth and earnings potential
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Portfolio. These include:

  changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

International Portfolio is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the International Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	7.28% 15.11% 16.70% 33.89% 65.58% -23.66% -22.23% -18.15%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.85% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of International Portfolio	-18.15%	1.50%	5.24%
Morgan Stanley Capital
International E.A.FE. Index	-15.94%	-2.89%	0.40%
Lipper Variable Annuity
International Funds
Universe Average	-16.53%	-2.28%	2.11%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.30%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Limited-Term Bond Portfolio

Goal

Limited-Term Bond Portfolio seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Limited-Term Bond Portfolio seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Portfolio seeks to identify relative value opportunities between these sectors of the fixed-income market. The Portfolio maintains a dollar-weighted average portfolio maturity of not less than two years and not more than five years. The Portfolio may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  the security's current coupon
  the maturity of the security
  the relative value of the security
  the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)
  prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Limited-Term Bond Portfolio. These include:

  an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities to decline the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds prepayment of higher-yielding bonds and mortgage-backed securities held by the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Limited-Term Bond Portfolio is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Limited-Term Bond Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	14.29% 3.79% 6.85% 6.66% 1.74% 8.73% 9.21% 5.43%

In the period shown in the chart, the highest quarterly return was 5.36% (the second quarter of 1995) and the lowest quarterly return was -0.45% (the first quarter of 1997).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Limited-Term Bond Portfolio	5.43%	6.32%	6.50%
Citigroup 1-5 Year Treasury/
Government Sponsored/
Credit Index	8.08%	7.16%	7.06%
Lipper Variable Annuity
Short-Intermediate Investment
Grade Debt Funds Universe Average	5.82%	6.05%	6.17%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.87%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Money Market Portfolio

Goal

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Principal Strategies

Money Market Portfolio seeks to achieve its goal by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated in one of the two highest categories by the requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (Rule 2a-7), or if unrated, will be of comparable quality as determined by WRIMCO. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Money Market Portfolio. These include:

  an increase in interest rates, which can cause the value of the Portfolio's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Portfolio holds adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Portfolio

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Who May Want to Invest

Money Market Portfolio is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the periods shown.

  The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1993 1994 1995 1996 1997 1998 1999 2000 2001 2002	2.63% 3.72% 5.56% 5.01% 5.13% 5.04% 4.62% 5.87% 3.62% 1.12%

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	10 Years

Shares of Money Market Portfolio	1.12%	4.05%	4.22%

As of December 31, 2002 the 7-day yield was equal to 0.77%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.75%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Science and Technology Portfolio

Goal

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its goal by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include the issuer's:

  growth potential
  earnings potential
  management
  industry position
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

  the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Portfolio may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Science and Technology Portfolio is designed for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1998 1999 2000 2001 2002	46.05% 174.66%* -21.15% -11.91% -23.99%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Portfolio will continue to be able to invest in IPOs to the same extent as it increases in size or that future IPOs in which the Portfolio invests will have an equally beneficial impact on performance.

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Science and Technology Portfolio	-23.99%	16.19%	16.98%
Goldman Sachs Technology
Industry Composite Index	-40.27%	-3.26%	1.36%
Lipper Variable Annuity
Specialty/Miscellaneous
Funds Universe Average	-30.90%	-1.20%	0.95%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since April 4, 1997, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Small Cap Portfolio

Goal

Small Cap Portfolio seeks growth of capital.

Principal Strategies

Small Cap Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category (small cap stocks). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Portfolio. These include:

  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies may also experience volatile trading and price fluctuations.

The Portfolio may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry to lose favor with the public

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Cap Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
1995 1996 1997 1998 1999 2000 2001 2002	32.32% 8.50% 31.53% 10.87% 52.23% -12.35% -1.93% -21.79%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	5 Years	Life of Portfolio*

Shares of Small Cap Portfolio	-21.79%	2.56%	11.61%
Russell 2000 Growth Index	-30.22%	-6.56%	2.00%
Lipper Variable Annuity
Small-Cap Growth Funds
Universe Average	-30.82%	-3.27%	4.14%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.15%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Value Portfolio

Goal

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Value Portfolio is designed for investors who seek long-term capital appreciation. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the average annual total returns since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Chart of Year-by-Year Returns as of December 31 each year (%)
2002	-12.70%

In the period shown in the chart, the highest quarterly return was 7.41% (the fourth quarter of 2002) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns as of December 31, 2002 (%)
	1 Year	Life of Portfolio*

Shares of Value Portfolio	-12.70%	-6.70%
Russell 1000 Value Index	-15.52%	-12.03%
Lipper Variable Annuity
Multi-Cap Value Funds
Universe Average	-18.97%	-13.54%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 1, 2001, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

The Investment Principles of the Portfolios

Investment Goals, Principal Strategies and Other Investments

Asset Strategy Portfolio

The goal of Asset Strategy Portfolio is to seek high total return over the long term. The Portfolio seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Portfolio will achieve its goal.

Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Portfolio's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each asset class. The range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Portfolio, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix	Range

Stock class 70%	0-100%
Bond class 25%	0-100%
Short-term class 5%	0-100%

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

As a defensive measure, the Portfolio may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Portfolio may utilize derivative instruments for both defensive and speculative purposes. The Portfolio may, as well, invest up to all of the Portfolio's assets, for temporary defensive purposes, in:

  money market instruments rated A-1 by S&P, or Prime 1 by Moody's, or unrated securities deemed by WRIMCO to be of comparable quality precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Balanced Portfolio

The primary goal of Balanced Portfolio is current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve these goals by investing primarily in a diversified mix of stocks, fixed-income securities and cash, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its goals.

In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income senior securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Bond Portfolio

The goal of Bond Portfolio is a reasonable return with emphasis on preservation of capital. The Portfolio seeks to achieve this goal by investing primarily in a diversified portfolio of debt securities of high quality, and, to a lesser extent, non-investment grade securities, convertible securities and debt securities with warrants attached. The Portfolio may use various techniques, such as investing in put bonds, to manage the duration of its holdings. As a result, as interest rates rise the duration, or price sensitivity to rising interest rates, of the Portfolio's holdings will typically decline. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may, however, invest in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher rated bonds.

As well, the Portfolio can invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions. The Portfolio may sell longer-term bonds and invest the proceeds in shorter-term bonds or money market instruments.

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Core Equity Portfolio

The goals of Core Equity Portfolio are to provide capital growth and income. The Portfolio seeks to achieve its goals by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

  hold cash, commercial paper, certificates of deposit or other short-term investments invest in debt securities (including short-term U.S. Government securities)
  invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Growth Portfolio

The primary goal of Growth Portfolio is capital growth. As a secondary goal, the Portfolio seeks current income. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of U.S., and to a lesser extent foreign, companies. Generally, the Portfolio may invest in a wide range of marketable securities that, in WRIMCO's opinion, offer the potential for growth. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position, the Portfolio may not achieve its investment objective.

High Income Portfolio

The primary goal of High Income Portfolio is to earn a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio's goals. The Portfolio may own bonds with varying maturities. There is no guarantee, however, that the Portfolio will achieve its goals.

The Portfolio primarily owns debt securities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. In general, the high income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these include securities rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Portfolio limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend paying common stocks.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, it may take any one or more of the following steps with respect to the assets in the Portfolio:

  shorten the average maturity of the Portfolio's debt holdings hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize high-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

International Portfolio

The primary goal of International Portfolio is long-term capital appreciation, with current income as a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Portfolio will achieve its goals.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Limited-Term Bond Portfolio

The goal of Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, collateralized mortgage obligations and other asset-backed securities. The Portfolio will invest at least 80% of its net assets in bonds with limited-term maturities. The Portfolio may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. There is no guarantee, however, that the Portfolio will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security, based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Portfolio's assets, including any one or more of the following:

  shorten the average maturity of its investments
  increase its holdings in short-term investments, cash or cash equivalents invest up to all of the Portfolio's assets in U.S. Treasury securities

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Money Market Portfolio

The goal of Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper
  corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or no longer complies with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Science and Technology Portfolio

The goal of Science and Technology Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by investing primarily in science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. Under normal economic and market conditions, the Portfolio will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of science and technology innovations. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio may invest in such areas as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications and electronic equipment
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment and supplies

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may also invest a limited amount of its assets in foreign securities.

At times, when WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Small Cap Portfolio

The goal of Small Cap Portfolio is growth of capital. The Portfolio seeks to achieve its goal by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Portfolio may occasionally invest in securities of larger companies that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

In addition to common stocks, the Portfolio may also invest, to a lesser extent, in securities convertible into common stocks, in preferred stocks and debt securities, mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Value Portfolio

The goal of Value Portfolio is to seek long-term appreciation of capital. The Portfolio seeks to achieve its goal by investing primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Additional Investment Considerations

The goal(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio (other than Money Market Portfolio) may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information (SAI) about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

  Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.
  Financial risk is based on the financial situation of the issuer of the security. To the extent a Portfolio invests in debt securities, the Portfolio's financial risk depends on the credit quality of the securities in which it invests. For an equity investment, a Portfolio's financial risk may depend, for example, on the earnings performance of the company issuing the stock.
  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

Asset Strategy Portfolio, High Income Portfolio, International Portfolio and Science and Technology Portfolio may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Portfolio. Mr. Avery has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and the Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Portfolio. Mr. Vrabac has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Senior Vice President of WRIMCO, Vice President of the Fund, Vice President of other investment companies for which WRIMCO serves as investment manager and Senior Vice President of Waddell & Reed Ivy Investment Company ("WRIICO"), an affiliate of WRIMCO. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

James C. Cusser is primarily responsible for the management of the Bond Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since August 1992. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Cusser has been an employee of WRIMCO and has served as a portfolio manager for investment companies managed by WRIMCO since August 1992.

James D. Wineland is primarily responsible for the management of the Core Equity Portfolio. Mr. Wineland has held his responsibilities for Core Equity Portfolio since July 1997. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

Philip J. Sanders is primarily responsible for the management of the Growth Portfolio. Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and WRIICO and Vice President of the Fund. Mr. Sanders has been an employee of WRIMCO since August 1998. Mr. Sanders was formerly Lead Manager with Tradestreet Investment Associates.

William M. Nelson is primarily responsible for the management of the High Income Portfolio. Mr. Nelson has held his responsibilities for High Income Portfolio since January 1999. He is Vice President of WRIMCO and Vice President of the Fund. Mr. Nelson has been an employee of WRIMCO since January 1995.

Thomas A. Mengel is primarily responsible for the management of the International Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Portfolio since May 1996. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager.

W. Patrick Sterner is primarily responsible for the management of the Limited-Term Bond Portfolio. Mr. Sterner has held his responsibilities for Limited-Term Bond Portfolio since July 1994, the Portfolio's inception. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From August 1992 to March 1998, Mr. Sterner was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Sterner has served as a portfolio manager for investment companies managed by WRIMCO since September 1992 and has been an employee of WRIMCO since August 1992.

Mira Stevovich is primarily responsible for the management of the Money Market Portfolio. Ms. Stevovich has held her responsibilities for Money Market Portfolio since May 1998. She is Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO or WRIICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987.

Zachary H. Shafran is primarily responsible for the management of the Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or WRIICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996.

Grant P. Sarris is primarily responsible for the management of the Small Cap Portfolio. Mr. Sarris has held his responsibilities for Small Cap Portfolio since February 1999. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1991 to January 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO and since May 1998 he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

Harry M. Flavin and Cynthia P. Prince-Fox are primarily responsible for the management of the Value Portfolio. Mr. Flavin has held his responsibilities for Value Portfolio since the Portfolio's inception. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and of another investment company managed by WRIMCO, and President, Co-Chief Investment Officer and Director of Austin, Calvert & Flavin, Inc.

Ms. Prince-Fox has held her responsibilities for Value Portfolio since January 2002.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Asset Strategy Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Balanced Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Bond Portfolio,
0.525% of net assets up to $500 million,
0.50% of net assets over $500 million and up to $1 billion,
0.45% of net assets over $1 billion and up to $1.5 billion,
and 0.40% of net assets over $1.5 billion;

for Core Equity Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for Growth Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion;

for High Income Portfolio,
0.625% of net assets up to $500 million,
0.60% of net assets over $500 million and up to $1 billion,
0.55% of net assets over $1 billion and up to $1.5 billion,
and 0.50% of net assets over $1.5 billion;

for International Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion;

for Limited-Term Bond Portfolio,
0.50% of net assets up to $500 million,
0.45% of net assets over $500 million and up to $1 billion,
0.40% of net assets over $1 billion and up to $1.5 billion,
and 0.35% of net assets over $1.5 billion;

for Money Market Portfolio,
0.40% of net assets;

for Science & Technology Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion;

for Small Cap Portfolio,
0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion,
0.80% of net assets over $2 billion and up to $3 billion,
and 0.76% of net assets over $3 billion; and

for Value Portfolio,
0.70% of net assets up to $1 billion,
0.65% of net assets over $1 billion and up to $2 billion,
0.60% of net assets over $2 billion and up to $3 billion,
and 0.55% of net assets over $3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

For the fiscal year ended December 31, 2002, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Core Equity Portfolio

Growth Portfolio

High Income Portfolio

International Portfolio

Limited-Term Bond Portfolio

Money Market Portfolio

Science and Technology Portfolio

Small Cap Portfolio

Value Portfolio

0.70% 0.70% 0.52% 0.70% 0.70% 0.63% 0.85% 0.50%[1] 0.40% 0.85% 0.85% 0.70%

[1] This reflects the maximum annual fee payable and excludes the voluntary waiver. Management fees for the Portfolio, including the voluntary waiver, for the fiscal year ended December 31, 2002 were 0.21%.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends from Money Market Portfolio are declared and paid daily in additional full and fractional shares. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends from Asset Strategy Portfolio, Balanced Portfolio, Bond Portfolio, Growth Portfolio, High Income Portfolio, Core Equity Portfolio, International Portfolio, Limited-Term Bond Portfolio, Science and Technology Portfolio, Small Cap Portfolio and Value Portfolio usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of Money Market Portfolio (it does not anticipate realizing any long-term capital gains) are declared and paid daily in additional full and fractional shares of that Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Portfolio's financial statements for the fiscal year ended December 31, 2002, is included in the Fund's Annual Report to Shareholders, which is available upon request.

(For a share outstanding throughout each period)

ASSET STRATEGY PORTFOLIO
	For the fiscal year ended December 31, -------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$6.2046	$7.0540	$6.2625	$5.3868	$5.1969
	-------	-------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.1005	0.1323	0.0908	0.1138	0.1391
Net realized and unrealized gain
(loss) on investments	0.1032	(0.8354)	1.3211	1.1232	0.3779
	-------	-------	-------	-------	-------
Total from investment operations	0.2037	(0.7031)	1.4119	1.2370	0.5170
	-------	-------	-------	-------	-------
Less distributions from:
Net investment income	(0.1005)	(0.1334)	(0.0906)	(0.1136)	(0.1391)
Capital gains	(0.0000)	(0.0129)	(0.5298)	(0.2477)	(0.1880)
	-------	-------	-------	-------	-------
Total distributions	(0.1005)	(0.1463)	(0.6204)	(0.3613)	(0.3271)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	3.28%	-9.96%	22.53%	22.96%	9.95%
Net assets, end of period
(in millions)	$167	$115	$59	$22	$14
Ratio of expenses to
average net assets	1.04%	1.03%	0.97%	0.73%	1.07%
Ratio of net investment
income to average
net assets	1.90%	2.63%	1.97%	2.18%	2.97%
Portfolio turnover rate	95.22%	187.87%	155.27%	179.63%	189.02%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$6.7224	$7.3258	$7.3120	$7.1081	6.7686
	-------	------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.1145	0.1593	0.1873	0.1760	0.1865
Net realized and unrealized gain
(loss) on investments	(0.6801)	(0.5955)	0.3361	0.5446	0.4003
	-------	------	-------	-------	-------
Total from investment operations	(0.5656)	(0.4362)	0.5234	0.7206	0.5868
	-------	------	-------	-------	-------
Less distributions from:
Net investment income	(0.1145)	(0.1593)	(0.1873)	(0.1759)	(0.1865)
Capital gains	(0.0000)	(0.0079)	(0.3223)	(0.3408)	(0.0608)
	-------	------	-------	-------	-------
Total distributions	(0.1145)	(0.1672)	(0.5096)	(0.5167)	(0.2473)
	-------	------	-------	-------	-------
Net asset value,
end of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-8.41%	-5.94%	7.14%	10.14%	8.67%
Net assets, end of period
(in millions)	$168	$178	$158	$117	$92
Ratio of expenses to
average net assets	1.01%	1.00%	1.01%	0.95%	0.74%
Ratio of net investment
income to average
net assets	1.79%	2.44%	2.81%	2.56%	2.92%
Portfolio turnover rate	58.18%	38.82%	42.32%	62.90%	54.62%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BOND PORTFOLIO
	For the fiscal year ended December 31, ---------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.3615	$5.2308	$5.0497	$5.4451	$5.3686
	-------	-------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.2396	0.2585	0.3172	0.3173	0.3180
Net realized and unrealized gain
(loss) on investments	0.2417	0.1306	0.1811	(0.3954)	0.0765
	-------	-------	-------	-------	-------
Total from investment operations	0.4813	0.3891	0.4983	(0.0781)	0.3945
	-------	-------	-------	-------	-------
Less distributions from
net investment income	(0.2396)	(0.2584)	(0.3172)	(0.3173)	(0.3180)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$5.6032	$5.3615	$5.2308	$5.0497	$5.4451
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	8.98%	7.47%	9.83%	-1.44%	7.35%
Net assets, end of period
(in millions)	$247	$171	$117	$111	$114
Ratio of expenses to
average net assets	0.83%	0.83%	0.84%	0.81%	0.67%
Ratio of net investment
income to average
net assets	4.92%	5.49%	6.08%	5.73%	5.99%
Portfolio turnover rate	33.75%	29.06%	32.68%	47.27%	32.75%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO*
	For the fiscal year ended December 31, -------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.3608	$12.2027	$12.9609	$12.3351	$11.9615
	--------	--------	--------	--------	--------
Income (loss) from investment operations:
Net investment income	0.0476	0.0231	0.0376	0.1571	0.1752
Net realized and unrealized gain
(loss) on investments	(2.2888)	(1.8418)	1.1650	1.3879	2.3532
	--------	--------	--------	--------	--------
Total from investment operations	(2.2412)	(1.8187)	1.2026	1.5450	2.5284
	--------	--------	--------	--------	--------
Less distributions from:
Net investment income	(0.0476)	(0.0229)	(0.0360)	(0.1570)	(0.1752)
Capital gains	(0.0000)	(0.0003)	(1.9248)	(0.7622)	(1.9796)
	--------	--------	--------	--------	--------
Total distributions	(0.0476)	(0.0232)	(1.9608)	(0.9192)	(2.1548)
	--------	--------	--------	--------	--------
Net asset value,
end of period	$ 8.0720	$10.3608	$12.2027	$12.9609	$12.3351
	========	========	========	========	========
Ratios/Supplemental Data
Total return	-21.63%	-14.91%	9.28%	12.52%	21.14%
Net assets, end of period
(in millions)	$650	$913	$1,084	$941	$811
Ratio of expenses to
average net assets	0.99%	0.98%	0.98%	0.96%	0.80%
Ratio of net investment
income to average
net assets	0.50%	0.21%	0.28%	1.23%	1.35%
Portfolio turnover rate	38.37%	30.50%	49.11%	70.20%	62.84%
*Core Equity Portfolio, formerly Income Portfolio, changed its name and investment objective effective October 16, 2000.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GROWTH PORTFOLIO
	For the fiscal year ended December 31, -------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$8.3923	$9.8831	$10.8751	$ 9.2989	$7.5679
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income	0.0009	0.0246	0.0163	0.0056	0.0456
Net realized and unrealized gain
(loss) on investments	(1.7882)	(1.4417)	0.1375	3.1886	2.0215
	-------	-------	--------	--------	-------
Total from investment operations	(1.7873)	(1.4171)	0.1538	3.1942	2.0671
	-------	-------	--------	--------	-------
Less distributions from:
Net investment income	(0.0009)	(0.0246)	(0.0163)	(0.0056)	(0.0456)
Capital gains	(0.0000)	(0.0491)	(1.1295)	(1.6124)	(0.2905)
	-------	-------	--------	--------	-------
Total distributions	(0.0009)	(0.0737)	(1.1458)	(1.6180)	(0.3361)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$6.6041	$8.3923	$ 9.8831	$10.8751	$9.2989
	========	========	========	========	=======
Ratios/Supplemental Data
Total return	-21.30%	-14.34%	1.41%	34.35%	27.31%
Net assets, end of period
(in millions)	$705	$995	$1,256	$1,163	$825
Ratio of expenses to
average net assets	0.99%	0.97%	0.96%	0.96%	0.80%
Ratio of net investment
income to average
net assets	0.01%	0.27%	0.14%	0.06%	0.55%
Portfolio turnover rate	40.58%	50.70%	56.52%	65.82%	75.58%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

HIGH INCOME PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$3.3261	$3.3542	$4.1691	$4.4143	$4.7402
	-------	-------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.2602	0.3346	0.4107	0.4313	0.4185
Net realized and unrealized gain
(loss) on investments	(0.3275)	(0.0281)	(0.8149)	(0.2452)	(0.3259)
	-------	-------	-------	-------	-------
Total from investment operations	(0.0673)	0.3065	(0.4042)	0.1861	0.0926
	-------	-------	-------	-------	-------
Less distributions from
net investment income	(0.2602)	(0.3346)	(0.4107)	(0.4313)	(0.4185)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$2.9986	$3.3261	$3.3542	$4.1691	$4.4143
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-2.02%	9.18%	-9.73%	4.22%	1.95%
Net assets, end of period
(in millions)	$128	$116	$102	$121	$126
Ratio of expenses to
average net assets	0.95%	0.93%	0.96%	0.92%	0.77%
Ratio of net investment
income to average
net assets	8.42%	9.60%	10.02%	9.17%	8.76%
Portfolio turnover rate	85.17%	193.71%	118.96%	87.84%	63.64%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL PORTFOLIO
	For the fiscal year ended December 31, ---------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.8536	$7.8610	$11.9354	$ 7.8176	$6.3842
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income	0.0227	0.0498	0.0298	0.0032	0.0353
Net realized and unrealized gain
(loss) on investments	(1.0853)	(1.7977)	(2.8531)	5.1235	2.1283
	-------	-------	--------	--------	-------
Total from investment operations	(1.0626)	(1.7479)	(2.8233)	5.1267	2.1636
	-------	-------	--------	--------	-------
Less distributions from:
Net investment income	(0.0227)	(0.0419)	(0.0186)	(0.0000)	(0.0353)
Capital gains	(0.0000)	(0.2176)	(1.2325)	(1.0089)	(0.6949)
	-------	-------	--------	--------	-------
Total distributions	(0.0227)	(0.2595)	(1.2511)	(1.0089)	(0.7302)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$4.7683	$5.8536	$ 7.8610	$11.9354	$7.8176
	=======	=======	========	========	=======
Ratios/Supplemental Data
Total return	-18.15%	-22.23%	-23.66%	65.58%	33.89%
Net assets, end of period
(in millions)	$139	$187	$266	$300	$169
Ratio of expenses to
average net assets	1.30%	1.25%	1.23%	1.21%	1.02%
Ratio of net investment
income to average
net assets	0.41%	0.71%	0.31%	0.04%	0.47%
Portfolio turnover rate	116.21%	99.52%	116.84%	118.71%	88.84%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

LIMITED-TERM BOND PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.4437	$5.1666	$5.0405	$5.2292	$5.1882
	-------	-------	-------	-------	-------
Income (loss) from investment operations:
Net investment income	0.1327	0.1971	0.3155	0.2799	0.2935
Net realized and unrealized gain
(loss) on investments	0.1631	0.2771	0.1261	(0.1887)	0.0522
	-------	-------	-------	-------	-------
Total from investment operations	0.2958	0.4742	0.4416	0.0912	0.3457
	-------	-------	-------	-------	-------
Less distributions from:
Net investment income	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.2935)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0112)
	-------	-------	-------	-------	-------
Total distributions	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.3047)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$5.6068	$5.4437	$5.1666	$5.0405	$5.2292
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	5.43%	9.21%	8.73%	1.74%	6.66%
Net assets, end of period
(in millions)	$47	$16	$6	$6	$5
Ratio of expenses to
average net assets including
voluntary expense waiver	0.69%	0.38%	0.40%	0.64%	0.79%
Ratio of net investment
income to average
net assets including
voluntary expense waiver	3.97%	5.52%	6.33%	5.63%	5.65%
Ratio of expenses to
average net assets excluding
voluntary expense waiver	0.87%	0.88%	0.90%	0.91%	---
Ratio of net investment
income to average
net assets excluding
voluntary expense waiver	3.79%	5.02%	5.83%	5.36%	---
Portfolio turnover rate	27.36%	22.43%	47.32%	22.81%	47.11%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MONEY MARKET PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------

	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	-------	-------	-------	-------	-------
Net investment income	0.0113	0.0356	0.0571	0.0450	0.0492
Less dividends declared	(0.0113)	(0.0356)	(0.0571)	(0.0450)	(0.0492)
	-------	-------	-------	-------	-------
Net asset value,
end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	1.12%	3.62%	5.87%	4.62%	5.04%
Net assets, end of period
(in millions)	$103	$99	$52	$64	$54
Ratio of expenses to
average net assets	0.75%	0.73%	0.75%	0.77%	0.68%
Ratio of net investment
income to average
net assets	1.13%	3.31%	5.67%	4.51%	4.90%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.4927	$14.2542	$22.4087	$ 8.2750	$5.7726
	--------	--------	--------	--------	-------
Income (loss) from investment operations:
Net investment income (loss)	(0.0245)	0.0584	0.1151	(0.0309)	0.0032
Net realized and unrealized gain
(loss) on investments	(2.9720)	(1.7571)	(4.8532)	14.4840	2.6551
	--------	--------	--------	--------	-------
Total from investment operations	(2.9965)	(1.6987)	(4.7381)	14.4531	2.6583
	--------	--------	--------	--------	-------
Less distributions from:
Net investment income	(0.0001)	(0.0589)	(0.1151)	(0.0000)	(0.0032)
Capital gains	(0.0000)	(0.0039)	(3.3013)	(0.3194)	(0.1527)
	--------	--------	--------	--------	-------
Total distributions	(0.0001)	(0.0628)	(3.4164)	(0.3194)	(0.1559)
	--------	--------	--------	--------	-------
Net asset value,
end of period	$ 9.4961	$12.4927	$14.2542	$22.4087	$8.2750
	========	========	========	========	=======
Ratios/Supplemental Data
Total return	-23.99%	-11.91%	-21.15%	174.66%	46.05%
Net assets, end of period
(in millions)	$195	$267	$295	$253	$35
Ratio of expenses to
average net assets	1.17%	1.15%	1.14%	1.10%	0.92%
Ratio of net investment
income (loss) to average
net assets	-0.23%	0.47%	0.64%	-0.38%	0.07%
Portfolio turnover rate	92.25%	93.19%	93.76%	47.36%	64.72%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP PORTFOLIO
	For the fiscal year ended December 31, --------------------------------------
	2002	2001	2000	1999	1998
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.9770	$8.1345	$11.6130	$ 7.9019	$8.3316
	-------	-------	--------	--------	-------
Income (loss) from investment operations:
Net investment income (loss)	(0.0458)	(0.0103)	0.0717	0.0423	0.0798
Net realized and unrealized gain
(loss) on investments	(1.6924)	(0.1471)	(1.5051)	4.0847	0.8255
	-------	-------	--------	--------	-------
Total from investment operations	(1.7382)	(0.1574)	(1.4334)	4.1270	0.9053
	-------	-------	--------	--------	-------
Less distributions:
From net investment income	(0.0000)	(0.0000)*	(0.0717)	(0.0421)	(0.0798)
From capital gains	(0.0000)	(0.0001)	(1.9734)	(0.3738)	(1.2027)
In excess of realized capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0525)
	--------	-------	-------	-------	-------
Total distributions	(0.0000)	(0.0001)	(2.0451)	(0.4159)	(1.3350)
	-------	-------	--------	--------	-------
Net asset value,
end of period	$6.2388	$7.9770	$ 8.1345	$11.6130	$7.9019
	=======	=======	========	========	=======
Ratios/Supplemental Data
Total return	-21.79%	-1.93%	-12.35%	52.23%	10.87%
Net assets, end of period
(in millions)	$279	$359	$345	$318	$181
Ratio of expenses to
average net assets	1.15%	1.14%	1.13%	1.12%	0.97%
Ratio of net investment
income (loss) to average
net assets	-0.66%	-0.14%	0.68%	0.53%	0.94%
Portfolio turnover rate	34.54%	30.31%	58.35%	130.99%	177.32%
*Not shown due to rounding.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended 12-31-02 --------	For the period from 5-1-01[1] through 12-31-01 --------

Per-Share Data
Net asset value,
beginning of period	$5.0815	$5.0000
	-------	-------
Income (loss) from investment operations:
Net investment income	0.0348	0.0198
Net realized and unrealized gain
(loss) on investments	(0.6799)	0.0815
	-------	-------
Total from investment operations	(0.6451)	0.1013
	-------	-------
Less distributions from
net investment income	(0.0348)	(0.0198)
	-------	-------
Net asset value,
end of period	$4.4016	$5.0815
	=======	=======
Ratios/Supplemental Data
Total return	-12.70%	2.03%
Net assets, end of period
(in millions)	$75	$44
Ratio of expenses to
average net assets
including voluntary
expense waiver	1.04%	0.84%[2]
Ratio of net investment
income to average
net assets including
voluntary expense
waiver	0.92%	1.39%[2]
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	---[3]	1.07%[2]
Ratio of net investment
income to average
net assets excluding
voluntary expense
waiver	---[3]	1.16%[2]
Portfolio turnover rate	95.73%	10.91%
[1]Commencement of operations.
[2]Annualized.
[3]Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

W&R TARGET FUNDS, INC. 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a. 928 Grand Boulevard Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue NW Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment Management Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Accounting Services Agent
Waddell & Reed Services Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Our INTERNET address is:
http://www.waddell.com

TABLE OF CONTENTS

An Overview of the Portfolios ..................
The Investment Principles of the Portfolios ....
The Management of the Portfolios ...............
Purchases and Redemptions ......................
Net Asset Value ................................
Dividends and Distributions ....................
Financial Highlights ...........................

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

    the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
    the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is: 811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000

888-WADDELL

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

May 1, 2003

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for W&R Target Funds, Inc. dated May 1, 2003 (Prospectus), which may be obtained from the Fund or its underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Fund's Annual Report to Shareholders, dated December 31, 2002, which may also be obtained from the Fund or Waddell & Reed at the address or telephone number above.

TABLE OF CONTENTS
Fund History

The Fund, Its Investments, Related Risks and Limitations

Management of the Fund

Investment Advisory and Other Services

Brokerage Allocation and Other Practices

Capital Stock

Purchase, Redemption and Pricing of Shares

Taxation of the Fund

Performance Information

Financial Statements

Appendix A

FUND HISTORY

W&R Target Funds, Inc. (Fund) was organized as a Maryland corporation on December 2, 1986. Prior to August 31, 1998, the Fund was known as TMK/United Funds, Inc.; prior to October 16, 2000, it was known as Target/United Funds, Inc. The Fund has separate Portfolios (each, a Portfolio, collectively, the Portfolios), each of which has its own goal(s) and investment policies.

THE FUND, ITS INVESTMENTS, RELATED RISKS AND LIMITATIONS

The Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The Fund is an open-end, diversified management company. The Fund sells its shares only to the separate accounts of Participating Insurance Companies to fund certain variable life insurance policies and variable annuity contracts (Policies).

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Waddell & Reed Investment Management Company (WRIMCO), may employ and the types of instruments in which a Portfolio may invest, in pursuit of the Portfolio's goal(s). A summary of the risks associated with instrument types and investment practices is included as well.

WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its goal(s).

Asset Strategy Portfolio

Asset Strategy Portfolio allocates its assets among the following classes, or types, of investments:

The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. WRIMCO will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes; U.S. Government securities or securities issued by foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than three years. WRIMCO seeks to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon securities, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. The Portfolio may also invest in lower-quality, high-yield debt securities, also known as junk bonds. The Portfolio may not invest, however, more than 35% of its total assets in junk bonds.

WRIMCO intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

The stock class includes domestic and foreign equity securities of all types (other than adjustable-rate preferred stocks, which are included in the bond class). WRIMCO seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that WRIMCO believes to have superior growth potential and/or value potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located world-wide.

In making asset allocation decisions, WRIMCO typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

The ability of Asset Strategy Portfolio to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the price of gold, silver or platinum may fluctuate widely. The sole source of return to Asset Strategy Portfolio from such investments will be gains realized on sales; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. Asset Strategy Portfolio's direct investment in precious metals may be limited by tax considerations. See Taxes below.

High Income Portfolio

High Income Portfolio may invest in certain high-yield, high-risk, non-investment grade debt securities, or junk bonds. The market for such securities may differ from that for investment grade debt securities. See the discussion below for information about the risks associated with non-investment grade debt securities. See Appendix A to this SAI for a description of bond ratings.

Money Market Portfolio

Money Market Portfolio may invest in the money market obligations and instruments listed below. Under Rule 2a-7 (Rule 2a-7) of the Investment Company Act of 1940, as amended (the 1940 Act), investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7, or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In general, Rule 2a-7 also limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities)) to no more than 5% of the Portfolio's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's total assets, with investments in such securities of any one issuer (except U.S. Government securities) being limited to the greater of one percent of the Portfolio's total assets or $1,000,000. Under Rule 2a-7, the Portfolio may only invest in securities with a remaining maturity of not more than 397 calendar days, as further described in the Rule.

(1) U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or WRIMCO, to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Variable Rate Master Demand Notes: Commercial paper rated as described above. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above. See Appendix A to this SAI for a description of some of these bond ratings.

(5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Money Market Portfolio.

(6) Certain Other Obligations: Obligations other than those listed in (1) through (5) (such as municipal obligations) only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Portfolio is eligible to hold under the Rule.

The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

The main types of securities in which the Portfolios (other than Money Market Portfolio) may invest include common stock, preferred stock, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio invests may include preferred stock that converts into common stock. The Portfolios may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Lower quality debt securities, or junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. WRIMCO continuously monitors the issuers of lower-rated debt securities in each portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of the affected Portfolio(s).

Subject to its investment restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard & Poor's (S&P) and D by Moody's Corporation (Moody's)). Debt securities rated D by S&P or D by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Portfolio will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Portfolio may retain a portfolio security whose rating has been changed.

The Portfolios may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

The Portfolios may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

The Portfolios may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

Bank Deposits

Among the other debt securities in which the Portfolios may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of certain such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a Portfolio may invest in them only within the 10% limit mentioned below under Investment Restrictions and Limitations (15% limit for Asset Strategy Portfolio and Value Portfolio) regarding illiquid securities unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each of the Portfolios, other than Small Cap Portfolio, may borrow money, but only from banks and only for emergency or extraordinary purposes. Small Cap Portfolio may also borrow money, only from banks, to purchase securities and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If a Portfolio does borrow, its share price may be subject to greater fluctuation until the borrowing is paid off.

Foreign Securities and Currencies

All Portfolios, other than Limited-Term Bond, may invest in the securities of foreign issuers, including depository receipts.

In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depository Receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depository receipts and European depository receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depository receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by U.S. and non-U.S. investors and traders.

WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a Portfolio's ability to invest assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that WRIMCO will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Each of the Portfolios (other than Money Market Portfolio and Limited-Term Bond Portfolio) may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options, Futures Contracts and Other Strategies -- Forward Currency Contracts.

Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal or state chartered domestic banks doing business in the same jurisdiction.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)  repurchase agreements not terminable within seven days;

(2)  restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Funds’ Board of Directors;

(3)  non-government stripped fixed-rate mortgage-backed securities;

(4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(5)  over-the-counter (OTC) options and their underlying collateral;

(6)  securities for which market quotations are not readily available;

(7)  securities involved in swap, cap, floor and collar transactions; and

(8)  direct debt instruments.

The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 10% of its net assets (15% with respect to Asset Strategy Portfolio and Value Portfolio) were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Indexed Securities

Each Portfolio may purchase indexed securities subject to each Portfolio's operating policy regarding derivative instruments and subject, in the case of Money Market Portfolio only, to the requirements of Rule 2a-7. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators,. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or whose coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments.

Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. WRIMCO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of Asset Strategy Portfolio's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Investment Company Securities

Each Portfolio (other than Money Market Portfolio) may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Lending Securities

Securities loans may be made on a short-term or long-term basis for the purpose of increasing a Portfolio's income. If a Portfolio lends securities, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not lent the securities. The Portfolio also receives additional compensation. Under a Portfolio's current securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO.

Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (Guidelines). At the time of each loan, a Portfolio must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to WRIMCO.

The Portfolios will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Loans and Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Asset Strategy Portfolio may invest in direct debt instruments, subject to its policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If Asset Strategy Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on WRIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

For purposes of the limitations on the amount of total assets that Asset Strategy Portfolio will invest in any one issuer or in issuers within the same industry, the Portfolio generally will treat the borrower as the issuer of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, Securities and Exchange Commission (SEC) interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. Government mortgage-backed securities in which the Portfolios may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Portfolios may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if WRIMCO determines they are consistent with the Portfolio's goal(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. In general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is generally dependent on the credit standing of the company involved.

Options, Futures and Other Strategies

General. WRIMCO may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Portfolio's investments. The strategies described below may be used in an attempt to manage the risks of a Portfolio's investments that can affect fluctuation in its net asset value (NAV).

Generally, a Portfolio (other than Money Market Portfolio) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Portfolio will only purchase or sell a particular Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) is authorized to invest in foreign securities denominated in other currencies, each such Portfolio may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio. Thus, in a short hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). In addition, a Portfolio's ability to use Financial Instruments is limited by tax considerations. See Taxes.

In addition to the instruments, strategies and risks described below, WRIMCO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with a Portfolio's goal(s) and permitted by a Portfolio's investment limitations and applicable regulatory authorities. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1)  Successful use of most Financial Instruments depends upon WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because WRIMCO projected a decline in the price of a security in the Portfolio's holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

(4)  As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

(5)  A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Portfolio may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives the Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Portfolio's NAV being more sensitive to changes in the value of the related instrument. Each Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

  In addition, futures contract strategies can be used to manage the average duration of a Portfolio's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a Portfolio's fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Portfolio may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's holdings, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio's total assets that are at risk in futures contracts, options on futures contracts and currency options.

Foreign Currency Hedging Strategies -- Special Considerations. Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio also may use forward currency contracts to attempt to enhance income or yield. The Portfolio could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Portfolio owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Portfolio will be served.

Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio's exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to a Portfolio or that WRIMCO will hedge at an appropriate time.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Portfolio's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Portfolio (other than Money Market Portfolio) may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Portfolio's investments and its share price and yield because these agreements may affect the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps, floors and collars have an effect similar to buying or writing options.

The creditworthiness of firms with which a Portfolio enters into swaps, caps, floors or collars will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Portfolio's custodian that satisfies the requirements of the Investment Company Act of 1940, as amended (1940 Act). Each Portfolio will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. WRIMCO and the Portfolios believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

Repurchase Agreements

Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments. See Investment Restrictions and Limitations. A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

Restricted Securities

Each of the Portfolios may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, for example Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

U.S. Government Securities

Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Portfolio will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

U.S. Government securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Each Portfolio (other than Money Market Portfolio) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying shares.

When-Issued and Delayed-Delivery Transactions

Each Portfolio may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case, payment and delivery for the securities take place at a future date. The securities so purchased or sold by a Portfolio are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when-issued or delayed-delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Portfolio until delivery and payment are completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. When a Portfolio makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Portfolio's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolios could miss a favorable price or yield opportunity, or could suffer a loss.

Ordinarily, a Portfolio purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered and before it has paid for them (the settlement date), a Portfolio may sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Portfolio will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal in value to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Portfolio may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Portfolio will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from a Portfolio's cash assets or by liquidation of portfolio securities, if necessary, at a time when a Portfolio otherwise might not have done so.

A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

Certain of the Portfolios' investment restrictions and other limitations are described in this SAI. The following are each Portfolio's, other than Asset Strategy Portfolio, fundamental investment limitations set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Portfolio shareholders, by the lesser of (1) the holders of 67% or more of the Portfolio's shares represented at the meeting, if more than 50% of the Portfolio's outstanding shares are present in person or by proxy or (2) more than 50% of the Portfolio's outstanding shares. A Portfolio (other than Asset Strategy Portfolio) may not:

(1)  Issue senior securities (except that each Portfolio may borrow money as described below);

(2)  Purchase or sell physical commodities; however, this policy shall not prevent a Portfolio other than Money Market Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(3)  Buy real estate or any nonliquid interests in real estate investment trusts;

(4)  Make loans, except loans of portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act, and a Portfolio may buy debt securities and other obligations consistent with its goal(s) and its other investment policies and restrictions;

The following interpretation applies to, but is not part of, this fundamental restriction: a Portfolio's investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)  Invest for the purpose of exercising control or management of other companies;

(6)  Sell securities short (unless, for a Portfolio other than Money Market Portfolio, it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that, for a Portfolio other than Money Market Portfolio, (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(7)  Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

(8)  Except for Small Cap Portfolio (see Borrowing), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets; or

(9)  With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer; or, except for Money Market Portfolio, buy a security if more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in this restriction); provided, however, that Science and Technology Portfolio may invest more than 25% of its assets in securities of companies in the science and technology industries.

The following are additional fundamental policies of Money Market Portfolio that may not be changed without shareholder approval. Money Market Portfolio may not:

(1)  Engage in arbitrage transactions;

(2)  Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings; or

(3)  Buy a security if more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities and bank obligations and instruments are not included in this restriction).

The following are fundamental policies of Asset Strategy Portfolio and may not be changed without shareholder approval. Asset Strategy Portfolio may not:

(1)  With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

(2)  Issue bonds or any other class of securities preferred over shares of the Portfolio in respect to the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

(3)  Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(4)  Borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, three days means three days, exclusive of Sundays and holidays;

(5)  Underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(6)  Purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

(7)  Invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

(8)  Purchase or sell physical commodities, except that the Portfolio may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

(9)  Make loans, except (a) by lending portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act; (b) through the purchase of debt securities and other obligations consistent with its goal and other investment policies and restrictions; and (c) by engaging in repurchase agreements with respect to portfolio securities.

The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without approval of the shareholders of the affected Portfolios:

(1)  At least 80% of each of Bond Portfolio's and Limited-Term Bond Portfolio's total assets will be invested during normal market conditions in bonds. Bond Portfolio may not purchase any securities other than debt securities if, as a result of such purchase, more than 10% of its total assets would be invested in non-debt securities. This 10% limit does not include a non-debt security held as a result of a conversion of a debt security or exercise of a warrant;

(2)  At least 80% of Small Cap Portfolio's total assets will be invested during normal market conditions in companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category at the time their securities are acquired by the Portfolio;

(3)  At least 25% of Balanced Portfolio's total assets will be invested during normal market conditions in fixed-income senior securities;

(4)  At least 80% of International Portfolio's total assets will be invested during normal market conditions in foreign securities. International Portfolio may not purchase a foreign security if, as a result of such purchase, more than 75% of its total assets would be invested in issuers of that foreign country. International Portfolio currently intends to have at least 65% of its total assets invested in issuers of at least three different foreign countries;

(5)  Each of Balanced Portfolio, Growth Portfolio, Core Equity Portfolio, International Portfolio, Limited-Term Bond Portfolio, Science and Technology Portfolio, Small Cap Portfolio and Value Portfolio does not currently intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments. Each of Asset Strategy Portfolio and Bond Portfolio may not invest more than 35% of its total assets in non-investment grade debt securities;

(6)  Money Market Portfolio may not purchase the securities of any one issuer (other than U.S. Government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after the purchase. The Portfolio may rely on this exception only as to one issuer at a time. Money Market Portfolio may not invest more than 5% of its total assets in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. Government securities) limited to the greater of 1% of the Portfolio's total assets or $1,000,000, as determined in accordance with Rule 2a-7;

(7)  High Income Portfolio may not purchase a common stock if, as a result, more than 20% of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio does not currently intend to invest more than 10% of its total assets in non-dividend paying common stocks;

(8)  Subject to the diversification requirements of Rule 2a-7, Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations. Money Market Portfolio may not invest more than 25% of its total assets in a combination of foreign obligations and instruments;

(9)  Asset Strategy Portfolio currently intends to limit its investments in foreign securities, under normal market conditions, to no more than 50% of its total assets;

(10)  Each of Bond Portfolio, Growth Portfolio, High Income Portfolio, Core Equity Portfolio, Science and Technology Portfolio and Small Cap Portfolio may not invest more than 20% of its total assets in foreign securities; Value Portfolio may not invest more than 25% of its total assets in foreign securities. Balanced Portfolio may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities;

(11)  Each Portfolio may not purchase a security if, as a result, more than 10% (15% for Asset Strategy Portfolio and Value Portfolio) of its net assets would consist of illiquid investments;

(12)  Each Portfolio (other than Money Market Portfolio) may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act;

(13)  A Portfolio may not participate on a joint, or a joint and several, basis in any trading account in any securities (but this does not prohibit the bunching of orders for the sale or purchase of Portfolio securities with any other Portfolio or with other advisory accounts of WRIMCO or any of its affiliates to reduce brokerage commissions or otherwise to achieve best execution);

(14)  Asset Strategy Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. This limitation does not apply to purchases of debt securities or to repurchase agreements;

(15)  Asset Strategy Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases;

(16)  Asset Strategy Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding;

(17)  Other than Asset Strategy Portfolio and Money Market Portfolio, none of the other Portfolios may pledge its assets in connection with any permitted borrowings; however, this policy does not prevent a Portfolio from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(18)  Money Market Portfolio will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars;

(19)  For Limited-Term Bond Portfolio, the maturity of collateralized mortgage obligations and other asset-backed securities will be deemed to be the estimated average life of such securities, as determined in accordance with certain prescribed models or formulas. The maturity of other debt securities will be deemed to be the earlier of the call date or the maturity date, whichever is appropriate;

(20)  Limited-Term Bond Portfolio may only invest in U.S. dollar denominated securities; and

(21)  To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Portfolio's total assets that are at risk in futures contracts, options on futures contracts and currency options.

Regarding policies 1, 2 and 4, a Portfolio will notify shareholders at least 60 days prior to a change in the 80% investment policy.

An investment policy or limitation that states a maximum percentage of a Portfolio's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Portfolio's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Portfolio Turnover

A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

The portfolio turnover rates for the fiscal years ended December 31, 2002 and December 31, 2001 for each of the Portfolios then in existence were as follows:

	2002 -----	2001 -----
Asset Strategy Portfolio	95.22%	187.87%
Balanced Portfolio	58.18%	38.82%
Bond Portfolio	33.75%	29.06%
Core Equity Portfolio	38.37%	30.50%
Growth Portfolio	40.58%	50.70%
High Income Portfolio	85.17%	193.71%
International Portfolio	116.21%	99.52%
Limited-Term Bond Portfolio	27.36%	22.43%
Money Market Portfolio	NA	NA
Science and Technology Portfolio	92.25%	93.19%
Small Cap Portfolio	34.54%	30.31%
Value Portfolio	95.73%	10.91%

The high portfolio turnover rate for Asset Strategy Portfolio, International Portfolio, High Income Portfolio and Science and Technology Portfolio were due to the active management of each Portfolio and the volatility of the markets during this period. A high turnover rate will increase transaction costs and commission costs that will be paid by the Portfolio and may generate taxable income or loss. Because short-term securities are generally excluded from computation of the turnover rate, a rate is not computed for Money Market Portfolio.

MANAGEMENT OF THE FUND

Directors and Officers

Following is a list of the Board of Directors (Board) and the officers of the Fund. The Directors oversee all of the funds in the Fund Complex. The Fund Complex is comprised of the funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. Directors serve until resignation, retirement, death or removal. The Board, in turn, elects the officers who are responsible for administering the Fund's day to day operations.

Disinterested Directors

The following table provides information regarding each Director who is not an "interested person" as defined in the 1940 Act.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF FUNDS OVERSEEN	OTHER DIRECTOR-SHIPS HELD
James M. Concannon Washburn Law School 1700 College Topeka, KS 66621 Age: 55	Director	1997	Professor of Law, Washburn Law School; Formerly, Dean, Washburn Law School	48	Director, Am Vestors CBO II, Inc. (bond investment firm)
John A. Dillingham 4040 Northwest Claymont Drive Kansas City, MO 64116 Age: 64	Director	1997	President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Company	48	None
David P. Gardner 2441 Iron Canyon Drive Park City, UT 84060 Age: 70	Director	1998	Formerly, president, William and Flora Hewlett Foundation	48	None
Linda K. Graves 6300 Lamar Avenue Overland Park, KS 66202 Age: 49	Director	1995	Formerly, First Lady of Kansas	48	Director, American Guaranty Life Insurance Company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 36	Director	1998	General Counsel of the University of Oklahoma, Cameron University and Rogers State Univ.; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments	63	Director, Oklahoma Appleseed Center for Law and Justice; Trustee, Ivy Fund
John F. Hayes 6300 Lamar Avenue Overland Park, KS 66202 Age: 83	Director	1988	Chairman, Gilliland & Hayes, P.A., a law firm	48	Director, Central Bank & Trust; Central Financial Corporation
Glendon E. Johnson 13635 Deering Bay Drive, #284 Miami, FL 33158 Age: 79	Director	1971	Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corporation	48	Chairman of the Board, Bank Assurance Partners (mktng)
Eleanor B. Schwartz 1213 West 95th Court Chartwell #4 Kansas City, MO 64114 Age: 66	Director	1995	Professor, and formerly, Chancellor, University of Missouri at Kansas City	63	Trustee, Ivy Fund
Frederick Vogel III 6300 Lamar Avenue Overland Park, KS 66202 Age: 67	Director	1971	Retired	48	None

Interested Directors

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO), the funds' principal underwriter, Waddell & Reed, Inc. (Waddell & Reed), and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR. The fourth interested director, Mr. Ross, is a shareholder in a law firm that has represented W&R within the past two years.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR/OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF FUNDS OVERSEEN	OTHER DIRECTOR-SHIPS HELD
Keith A. Tucker 6300 Lamar Avenue Overland Park, KS 66202 Age: 58	Chairman of the Board Director	1998 1993	Chairman of the Board, Chief Executive Officer and Director of WDR; formerly, Principal Financial Officer of WDR; Chairman of the Board and Director of Waddell & Reed, WRIMCO and WRSCO; formerly, Vice Chairman of the Board of Directors of Torchmark Corporation	63	Chairman of the Board and Trustee of Ivy Fund
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 60	President Director	2001 1998	President, Chief Investment Officer and Director of WDR; formerly, Treasurer of WDR; Director of Waddell & Reed; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR	63	Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Funds Distributor, Inc. (IFDI), an affiliate of WRIMCO; Trustee, Ivy Fund
Robert L. Hechler 6300 Lamar Avenue Overland Park, KS 66202 Age: 66	Director	1998	Consultant and Director of WDR; Consultant of W&R; formerly, Executive Vice President and Chief Operating Officer of WDR; formerly, President, Chief Executive Officer, Principal Financial Officer, Treasurer and Director of W&R; formerly, Executive Vice President, Principal Financial Officer, Treasurer and Director of WRIMCO; formerly, President, Treasurer and Director of WRSCO	48	None
Frank J. Ross, Jr. Polsinelli, Shalton & Welte, P.C. 700 West 47th Street Suite 1000 Kansas City, MO 64112 Age: 50	DIrector	1996	Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm	48	Director, Columbian Bank & Trust

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Fund's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 60	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	1987 1976 1976 2002

Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.; Vice President and Treasurer of Ivy Fund; formerly, Vice President of WRSCO

Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 35	Vice President Secretary Associate General Counsel	2000 2000 2000

Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO and WRIICO; Vice President, Secretary and Associate General Counsel of each of the funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc., Waddell & Reed InvestEd Portfolios, Inc. and Ivy Funds; formerly, Assistant Secretary of each of the funds in the Fund Complex; formerly, Compliance Officer of WRIMCO

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President General Counsel Assistant Secretary	2000 2000 2000

Vice President, Secretary and General Counsel of WDR; Senior Vice President, Secretary and General Counsel of Waddell & Reed, WRIMCO and WRSCO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.; Vice President and Assistant Secretary of Ivy Fund; formerly, Assistant Secretary of WDR; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C.

Responsibilities of the Board of Directors

The Board oversees the operations of the Fund, and is responsible for the overall management and supervision of its affairs in accordance with the laws of the State of Maryland, and directs the officers to perform the daily functions of the Fund. The Board similarly oversees the operations of each of the other funds in the Fund Complex.

Committees of the Board of Directors

The Board has established the following committees: Audit Committee, Executive Committee, Nominating Committee, Valuation Committee and Investment Review Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee meets with the Portfolios' independent auditors, internal auditors and corporate officers to discuss the scope and results of the annual audit of the Fund, to review financial statements, reports, compliance matters, and to discuss such other matters as the Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Portfolios' independent auditors and the full Board of Directors. David P. Gardner, James M. Concannon, Linda K. Graves, Robert L. Hechler, John F. Hayes and Frank J. Ross, Jr. are the members of the Audit Committee. During the fiscal year ended December 31, 2002, the Audit Committee met four times.

Executive Committee. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Portfolios except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Keith A. Tucker, Glendon E. Johnson and John A. Dillingham are the members of the Executive Committee. During the fiscal year ended December 31, 2002, the Executive Committee did not meet.

Nominating Committee. The Nominating Committee evaluates, selects and recommends to the Board candidates for disinterested directors. Glendon E. Johnson, Eleanor B. Schwartz and Frederick Vogel III are the members of the Nominating Committee. During the fiscal year ended December 31, 2002, the Nominating Committee did not meet.

Valuation Committee. The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith A. Tucker and Henry J. Herrmann are the members of the Valuation Committee. During the fiscal year ended December 31, 2002, the Committee met six times.

Investment Review Committee. The Investment Review Committee considers such matters relating to the investment management of the funds in the Fund Complex as the Committee may, from time to time, determine warrant review, such as investment management policies and strategies, investment performance, risk management techniques and securities trading practices, and may make recommendations as to these matters to the full Board. Frederick Vogel III, Joseph Harroz, Jr. and David P. Gardner are the members of the Investment Review Committee. The Investment Review Committee was formed in February 2002; the Committee met once during the fiscal year ended December 31, 2002.

Ownership of Fund Shares

(as of December 31, 2002)

The following table provides information regarding shares of the Funds owned by each Director, as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex.

Disinterested Directors
Director	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Fund Complex
James M. Concannon	$0	$50,001 to $100,000
John A. Dillingham	$0	over $100,000
David P. Gardner	$0	$0
Linda K. Graves	$0	over $100,000
Joseph Harroz, Jr.	$0	$10,001 to $50,000
John F. Hayes	$0	over $100,000
Glendon E. Johnson	$0	over $100,000
Eleanor B. Schwartz	$0	$0
Frederick Vogel III	$0	over $100,000

Interested Directors
Director	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Fund Complex
Robert L. Hechler	$0	over $100,000
Henry J. Herrmann	$0	over $100,000
Frank J. Ross, Jr.	$0	over $100,000
Keith A. Tucker	$0	over $100,000

The non-affiliated Directors have deferred a portion of their annual compensation. The values of these deferred accounts are:

Director	Dollar Range of Fund Shares Deemed to be Owned	Aggregate Dollar Range of Shares Deemed to be Owned in all Funds within the Fund Complex
James M. Concannon	$0	$1 to $10,000
John A. Dillingham	$0	$1 to $10,000
David P. Gardner	$0	$10,001 to $50,000
Linda K. Graves	$0	$1 to $10,000
Joseph Harroz, Jr.	$0	$50,001 to $100,000
John F. Hayes	$0	$1 to $10,000
Robert L. Hechler	$0	$1 to $10,000
Glendon E. Johnson	$0	$1 to $10,000
Frank J. Ross, Jr.	$0	$10,001 to $50,000
Eleanor B. Schwartz	$0	$1 to $10,000
Frederick Vogel III	$0	$1 to $10,000

Compensation

The funds in the Fund Complex pay to each Director (other than Directors who are affiliates of Waddell & Reed) effective January 1, 2002, an annual base fee of $65,500 (of which at least $7,500 is deferred), plus $4,250 for each meeting of the Board attended, plus reimbursement of expenses for attending such meetings and $500 for each committee meeting attended which is not in conjunction with a Board meeting. The fees to the Directors are divided among the funds in the Fund Complex based on each fund's relative asset size. During the fiscal year ended December 31, 2002, the Directors received the following fees for service as a director:

COMPENSATION TABLE
		Total
	Aggregate	Compensation
	Compensation	From Fund
	From	and Fund
Director	Fund[1]	Complex[2]
--------	------------	------------
Henry J. Herrmann	$ 0	$ 0
Keith A. Tucker	0	0
James M. Concannon	10,403	81,500
John A. Dillingham	10,403	81,500
David P. Gardner	10,403	81,500
Linda K. Graves	10,403	81,500
Joseph Harroz, Jr.	10,403	81,500
John F. Hayes	10,403	81,500
Robert L. Hechler	9,460	74,000
Glendon E. Johnson	10,403	81,500
William T. Morgan[3]	9,848	77,250
Frank J. Ross, Jr.	10,403	81,500
Eleanor B. Schwartz	10,403	81,500
Frederick Vogel III	10,403	81,500

1No pension or retirement benefits have been accrued as a part of Fund expenses.

2Mr. Morgan resigned his position as Director of the Fund and of each of the funds in the Fund Complex effective June 1, 2002.

The officers are paid by WRIMCO and its affiliates.

The Board has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Fund for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Portfolios. Messrs. Henry L. Bellmon, Jay B. Dillingham, William T. Morgan, Doyle Patterson, Ronald K. Richey and Paul S. Wise retired as Directors of the Fund and of each of the funds in the Fund Complex, and each serves as Director Emeritus.

Code of Ethics

The Fund, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Portfolio. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

INVESTMENT advisory AND OTHER SERVICES

The Management Agreement

The Fund has an Investment Management Agreement (the Management Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Portfolios and provide investment advice to the Portfolios. The Agreement obligates WRIMCO to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code) relating to regulated investment companies, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by the Fund and places the orders.

WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since each company's inception. Waddell & Reed serves as principal underwriter and distributor for each of the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc., and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

The Management Agreement was renewed by the Board of Directors at the meeting held August 21, 2002, and will continue in effect for the period from October 1, 2002, through September 30, 2003, unless sooner terminated. The Management Agreement provides that it may be renewed year to year as to each Portfolio, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Fund or WRIMCO (the Disinterested Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice by the Fund to WRIMCO and 120 days' written notice by WRIMCO to the Fund, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In connection with their consideration of the Management Agreement as to each Portfolio, the Disinterested Directors met separately with independent legal counsel. In determining whether to renew the Management Agreement as to each Portfolio, the Disinterested Directors, as well as the full Board of Directors, considered a number of factors, including: the nature and quality of investment management services to be provided to the Portfolio by WRIMCO, including WRIMCO's investment management expertise and the personnel, resources and experience of WRIMCO; the cost to WRIMCO in providing its services under the Management Agreement and WRIMCO's profitability; whether the Portfolio and its shareholders will benefit from economies of scale; whether WRIMCO or any of its affiliates will receive ancillary benefits that should be taken into consideration in evaluating the investment management fee payable by the Fund; and the investment management fees paid by comparable investment companies.

The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

Accounting Services

Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell & Reed, WRSCO provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the Portfolios' shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

Payments by the Fund for Management and Accounting Services

Under the Management Agreement, for WRIMCO's management services, the Fund pays WRIMCO a fee as described in the Prospectus. The management fees paid to WRIMCO, during the last three fiscal years for each Portfolio then in existence were as follows:

  Periods ended December 31,

	2002	2001	2000
Asset Strategy Portfolio	$ 965,187	$ 639,000	$ 246,967
Balanced Portfolio	1,218,838	1,184,961	940,141
Bond Portfolio	1,082,478	749,741	579,442
Core Equity Portfolio	5,347,086	6,665,130	7,228,436
Growth Portfolio	5,890,488,	7,454,768	8,956,561
High Income Portfolio	758,705	692,450	694,287
International Portfolio	1,354,560	1,839,373	2,555,819
Limited-Term Bond Portfolio	87,194	0	29,516
Money Market Portfolio	386,516	315,599	221,777
Science and Technology Portfolio	1,870,513	2,227,381	2,558,988
Small Cap Portfolio	2,644,908	2,862,314	3,036,728
Value Portfolio	445,046	58,185	NA

The Fund accrues and pays this fee daily.

Pursuant to its voluntary waiver of fees for a Portfolio with assets under $25 million on any fee accrual and payment date, WRIMCO waived management fees in the amounts of $50,283 for Limited-Term Bond Portfolio for 2002 and $49,775 and $27,507 for Limited-Term Bond Portfolio and Value Portfolio for 2001, respectively.

Under the Accounting Services Agreement, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level	Annual Fee
(all dollars in millions)	Rate for Each Fund
-----------------------------	-----------------------

From $ 0 to $ 10	$ 0
From $ 10 to $ 25	$ 11,000
From $ 25 to $ 50	$ 22,000
From $ 50 to $ 100	$ 33,000
From $ 100 to $ 200	$ 44,000
From $ 200 to $ 350	$ 55,000
From $ 350 to $ 550	$ 66,000
From $ 550 to $ 750	$ 77,000
From $ 750 to $1,000	$ 93,500
$1,000 and Over	$110,000

Fees paid to WRSCO for the last three fiscal years for each Portfolio then in existence were as follows:

  Periods ended December 31,

	2002	2001	2000
Asset Strategy Portfolio	$ 44,000	$37,583	$ 19,917
Balanced Portfolio	44,000	44,000	41,334
Bond Portfolio	49,500	44,000	41,333
Core Equity Portfolio	85,250	97,625	99,583
Growth Portfolio	88,000	104,500	103,333
High Income Portfolio	44,000	44,000	41,333
International Portfolio	44,000	51,333	52,500
Limited-Term Bond Portfolio	16,500	3,667	---
Money Market Portfolio	37,583	33,917	27,333
Science and Technology Portfolio	51,333	55,000	52,500
Small Cap Portfolio	57,750	59,583	57,667
Value Portfolio	32,083	7,333	NA

Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WRSCO, respectively, pay all of their own expenses in providing these services. Waddell & Reed and affiliates pay the Fund's Directors and officers who are affiliated with WRIMCO and Waddell & Reed. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Service Plan

Under a Service Plan (Plan) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, each Portfolio may pay Waddell & Reed a fee not to exceed .25% of the Portfolio's average annual net assets, paid daily, to compensate Waddell & Reed for its costs and expenses in connection with the provision of personal services to Policyowners.

The Plan permits Waddell & Reed to be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Policyowners and/or maintenance of Policyowner accounts; increasing services provided to Policyowners by office personnel; engaging in other activities useful in providing personal service to Policyowners; and in compensating broker-dealers who may regularly sell Policies, and other third parties, for providing shareholder services and/or maintenance of Policyowner accounts.

The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed. The Plan is anticipated to benefit each Portfolio and the Policyholders through Waddell & Reed's activities to provide directly, or indirectly, personal services to the Policyholders and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that Policyholders may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of the Fund through reduced redemptions and reducing a Policyholder's share of Fund and Portfolio expenses. In addition, the Fund anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and Policyholders.

The Plan was approved by the Fund's Board of Directors, including the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, Plan Directors). The Plan was also approved as to each Portfolio by the shareholders of the Portfolio.

Among other things, the Plan provides that (1) Waddell & Reed will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) amounts to be paid by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors. During the fiscal year ended December 31, 2002, each Portfolio paid the following amount under the Plan:

Asset Strategy Portfolio	$ 344,710
Balanced Portfolio	435,299
Bond Portfolio	515,466
Core Equity Portfolio	1,909,674
Growth Portfolio	2,103,801
High Income Portfolio	303,482
International Portfolio	398,400
Limited-Term Bond Portfolio	68,738
Money Market Portfolio	241,573
Science and Technology Portfolio	550,151
Small Cap Portfolio	777,914
Value Portfolio	158,945

Custodial and Auditing Services

The Portfolios' custodian is UMB Bank, n.a., and its address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Portfolios' cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Portfolios' independent auditor, and audits the Portfolios' financial statements and prepares the Portfolios' tax returns.

BROKERAGE ALLOCATION AND OTHER PRACTICES

One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the Portfolios. With respect to Bond Portfolio, Limited-Term Bond Portfolio, Money Market Portfolio and High Income Portfolio, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Portfolios may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or the manager may otherwise combine orders for a Portfolio with those of other Portfolios, funds in the Waddell & Reed Advisors Funds and W&R Funds, Inc. and/or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included portfolios/funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included portfolios/funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included portfolio/fund or advisory account and (b) within a group having a mid cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the portfolio/fund's or advisory account's investment strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of each Portfolio, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which WRIMCO has investment discretion.

Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (2) furnishing analyses and reports, or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of portfolio/fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO or its affiliates.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO.

Such investment research, which may be supplied by a third party at the request of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

The Fund may also use its brokerage to pay for pricing or quotation services to value securities. The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 2002, 2001 and 2000:

  Periods ended December 31,

	2002	2001	2000
Asset Strategy Portfolio	$350,738	$ 416,802	$ 128,428
Balanced Portfolio	245,213	179,523	96,363
Bond Portfolio	---	---	---
Core Equity Portfolio	1,033,111	799,701	930,746
Growth Portfolio	1,076,824	1,090,677	979,913
High Income Portfolio	4,715	7,211	9,748
International Portfolio	858,663	887,617	1,426,823
Limited-Term Bond Portfolio	---	---	---
Money Market Portfolio	---	---	---
Science and Technology Portfolio	558,331	433,245	162,816
Small Cap Portfolio	210,848	160,879	117,059
Value Portfolio	180,663	32,812
	----------	----------	----------
	$4,519,106	$4,008,467	$3,851,895

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 2002. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

	Amount of Transactions	Brokerage Commissions
Asset Strategy Portfolio	$80,397,484	$184,209
Balanced Portfolio	134,141,986	223,791
Bond Portfolio	---	---
Core Equity Portfolio	489,871,135	776,388
Growth Portfolio	600,892,119	934,825
High Income Portfolio	923,492	2,304
International Portfolio	13,868,818	22,675
Limited-Term Bond Portfolio	---	---
Money Market Portfolio	---	---
Science and Technology Portfolio	152,152,145	334,730
Small Cap Portfolio	51,226,037	118,772
Value Portfolio	116,191,976	169,976
	-------------	----------
	$1,639,665,191	$2,767,670

As of December 31, 2002, each of the Portfolios held securities issued by their respective regular broker-dealers, as follows: Balanced Portfolio owned Goldman Sachs Group, Inc. securities in the aggregate amount of $885,300. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. Core Equity Portfolio owned Bank One Corporation and Goldman Sachs Group, Inc. securities in the aggregate amounts of $9,992,708 and $18,087,360, respectively. Bank One Corporation is the parent of Banc One Capital Corporation, a regular broker of the Portfolio. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. Growth Portfolio owned Bank of America Corporation, Bank One Corporation, Citigroup Inc., Goldman Sachs Group, Inc., and Prudential Financial, Inc. securities in the aggregate amounts of $5,231,664, $9,992,708, $12,320,019, $12,952,620 and $7,623,948, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Bank One Corporation is the parent of Banc One Capital Corporation, a regular broker of the Portfolio. Citigroup Inc. is the parent of Salomon Smith Barney Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. Prudential Financial, Inc. is the parent of Prudential Securities Inc., a regular broker of the Portfolio. International Portfolio owned Credit Suisse Group securities in the aggregate amount of $1,232,015. Credit Suisse Group is the parent of Credit Suisse First Boston Corporation (The), a regular broker of the Portfolio. Value Portfolio owned Bank of America Corporation, Citigroup Inc., Goldman Sachs Group, Inc., Merrill Lynch & Co., Inc. and Morgan Stanley securities in the aggregate amounts of $626,130, $950,130, $633,330, $884,235 and $1,001,992, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Citigroup Inc. is the parent of Salomon Smith Barney Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Portfolio.

CAPITAL STOCK

Capital stock is currently divided into the following classes which are a type of class designated a series as that term is defined in the Articles of Incorporation of the Fund: Asset Strategy Portfolio, Balanced Portfolio, Bond Portfolio, Growth Portfolio, High Income Portfolio, Core Equity Portfolio, International Portfolio, Limited-Term Bond Portfolio, Money Market Portfolio, Science and Technology Portfolio, Small Cap Portfolio and Value Portfolio. The Board may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

All shares of the Fund have equal voting rights (regardless of the NAV per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Management Agreement) will be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the Portfolio.

Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

The phrase a majority of the outstanding voting securities of a Portfolio (or of a Fund) means the vote of the lesser of: (1) 67% of the shares of a Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a series (or a Fund).

To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share. No sales charge is paid by any Participating Insurance Company for purchase of shares. Redemptions will be made at the NAV per share of the Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (1) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (2) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (3) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or (4) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

Shareholder Communications

Policyowners will receive, from the Participating Insurance Companies, financial statements of the Fund as required under the 1940 Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

Net Asset Value

The NAV of one of the shares of a Portfolio is the value of the Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the NAV would be $110 ($115 minus $5). If it had 11 shares outstanding, the NAV of one share would be $10 ($110 divided by 11). Money Market Portfolio is designed so that the value of each share of this Portfolio will remain fixed at $1.00 per share, except under extraordinary circumstances, although this may not always be possible.

The NAV per share of each Portfolio is ordinarily computed once each day that the NYSE is open for trading as of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded. The NYSE ordinarily closes at 4:00 p.m. Eastern time. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV may change every business day, since the value of the assets and the number of shares outstanding typically change every business day.

Under Rule 2a-7, Money Market Portfolio uses the amortized cost method for valuing its portfolio securities provided it meets certain conditions. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Portfolio's investments are that the Portfolio must: (1) not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (2) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which WRIMCO, pursuant to guidelines established by the Fund's Board of Directors, determines present minimal credit risks and which are rated in one of the two highest rating categories by the NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors; (3) limit its investments in the securities of any one issuer (except U.S. Government securities) to no more than 5% of its assets; (4) limit its investments in securities rated in the second highest rating category by the NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (5) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and (6) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio's shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Fund's Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board of Directors at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio's NAV calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations and the NAV per share based on amortized cost exceeds one-half of 1%, the Board of Directors must promptly consider what action, if any, will be initiated. When the Board of Directors believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

The portfolio securities of the Portfolios (other than Money Market Portfolio) that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the mean of the last bid and asked prices available. In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by WRIMCO (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market are valued using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks.

Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios are valued at amortized cost. When market quotations for options and futures contracts and non-exchange traded foreign securities held by a Portfolio are readily available, those securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Portfolio's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUND

General

Shares of the Portfolios are offered only to insurance company separate accounts that fund Policies. See the applicable Policy prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Policyholders.

Each Portfolio is treated as a separate corporation for Federal income tax purposes. Each Portfolio has qualified, since inception, for treatment as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (Code), so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, net short-term capital gain and, for each Portfolio other than Money Market Portfolio and Limited-Term Bond Portfolio, net gains from certain foreign currency transactions) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement); and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the safe harbor described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies. If any Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Code section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

Dividends and distributions declared by a Portfolio in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year even if they are paid by the Portfolio during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

Each Portfolio will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Portfolio may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the Portfolio's policy to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest received, and gains realized, by a Portfolio (other than the Limited-Term Bond Portfolio) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation that (with certain exceptions), in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Portfolio to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Portfolio may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over the Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Options, Futures and Forward Currency Contracts and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Any income a Portfolio earns from writing options is treated as short-term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Portfolio thus sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale.

Certain options, futures contracts and forward currency contracts in which a Portfolio may invest may be section 1256 contracts. Section 1256 contracts held by a Portfolio at the end of its taxable year, other than contracts subject to a mixed straddle election made by the Portfolio, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and other purposes. A Portfolio may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest. That section defines a straddle as offsetting positions with respect to personal property; for these purposes, options, futures contracts and forward currency contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

If a Portfolio has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Portfolio’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Zero Coupon and Payment-in-Kind Securities

A Portfolio may acquire zero coupon or other securities issued with OID. As the holder of those securities, a Portfolio must include in its income the OID that accrues on the securities during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Similarly, the Portfolio must include in its gross income securities it receives as interest on payment-in-kind securities. Because each Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

PERFORMANCE INFORMATION

From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information, yield information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

Total Return

The following relates to each Portfolio other than Money Market Portfolio. Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating Insurance Companies for purchase of shares. All dividends and distributions are assumed to be paid in shares at their at net asset value (NAV) as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

P(1 + T){superscript n} = ERV

Where : P =	$1,000 initial payment
T =	Average annual total return
n =	Number of years
ERV =	Ending redeemable value of the $1,000 investment for the periods shown.

The average annual total return quotations as of December 31, 2002, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

	One-year period from 1-1-02 to 12-31-02	Five-year period from 1-1-98 to 12-31-02	Ten-year period from 1-1-93 to 12-31-02
Asset Strategy Portfolio	3.28%	9.03%	8.69%*
Balanced Portfolio	-8.41%	2.01%	7.02%**
Bond Portfolio	8.98%	6.36%	7.01%
Core Equity Portfolio (formerly, Income Portfolio)	-21.63%	-0.13%	8.64%
Growth Portfolio	-21.30%	3.18%	9.95%
High Income Portfolio	-2.02%	0.52%	5.97%
International Portfolio	-18.15%	1.50%	5.24%**
Limited-Term Bond Portfolio	5.43%	6.32%	6.50%**
Science and Technology Portfolio	-23.99%	16.19%	16.98%***
Small Cap Portfolio	-21.79%	2.56%	11.61%**
Value Portfolio	-12.70%	-6.70%****

*Period from May 1, 1995, commencement of operations, to December 31, 2002.

**Period from May 3, 1994, commencement of operations, to December 31, 2002.

***Period from April 4, 1997, commencement of operations, to December 31, 2002.

****Period from May 1, 2001, commencement of operations, to December 31, 2002

Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

Yield

The following relates to Bond Portfolio, High Income Portfolio and Limited-Term Bond Portfolio. A yield quoted for a Portfolio is computed by dividing the net investment income per share earned during the period for which the yield is shown by the maximum offering price per share on the last day of that period according to the following formula:

Yield = 2((((a-b)/cd)+1) -1){superscript 6}

Where: a =	dividends and interest earned during the period.
b =	expenses accrued for the period (net of reimbursements).
c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.
d =	the maximum offering price per share on the last day of the period.

The yield computed according to the formula for the 30-day period ended on December 31, 2002, the date of the most recent balance sheet included in this SAI, is as follows:
Bond Portfolio	4.09%
High Income Portfolio	10.02%
Limited-Term Bond Portfolio	2.66%

The following relates to Money Market Portfolio. There are two methods by which Money Market Portfolio's yield for a specified time is calculated. The first method, which results in an amount referred to as the current yield, assumes an account containing exactly one share at the beginning of the period. The NAV of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see Purchases and Redemptions), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the base period return) is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

The second method results in a figure referred to as the effective yield. This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]{superscript 365/7} -1

The Money Market Portfolio's current yield as calculated above for the seven days ended December 31, 2002, the date of the most recent balance sheet included in this SAI, was 0.77% and its effective yield calculated for the same period was 0.77%.

Performance Rankings and Other Information

The following relates to each of the Portfolios. From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as The Wall Street Journal, Business Week, Barron's, Fortune, Morningstar, etc. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators including the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

Performance information for a Portfolio may be accompanied by information about market conditions and other factors that affected the Portfolio's performance for the period(s) shown.

Change in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expense ratio.

All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

FINANCIAL STATEMENTS

The Financial Statements, including notes thereto, for the fiscal year ended December 31, 2002 are incorporated herein by reference. They are contained in the Portfolios' Annual Report to Shareholders, dated December 31, 2002, which is available upon request.

APPENDIX A

The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

DESCRIPTION OF BOND RATINGS

Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

A brief description of the applicable S&P rating symbols and their meanings follow:

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of preferred stock ratings

Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C -- A preferred stock rated C is a non-paying issue.

D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody's. Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Preferred stock rating symbols and their definitions are as follows:

aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

--Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

--Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

The note rating symbols and definitions are as follows:

SP-1  Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Moody's. Moody's Short-Term Loan Ratings – Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch Ratings-National Short-term Credit Ratings

F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings' national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Indicates actual or imminent payment default.

Notes to Short-term national rating:

+ or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

REGISTRATION STATEMENT

REGISTRATION STATEMENT

PART C

OTHER INFORMATION

23.  Exhibits:

(a)  Articles of Incorporation, as amended, filed July 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

Articles of Amendment, dated May 13, 1998, filed July 1, 1998 as EX-99.B1-tkartsup to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

Articles Supplementary, dated May 25, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Articles Supplementary, dated July 19, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Articles Supplementary, dated August 21, 1998, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup3 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Articles Supplementary, dated February 18, 2000, filed by EDGAR on April 27, 2000 as EX-99.B(a)tgtsupp to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

Articles of Amendment, dated September 26, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Articles of Amendment, dated November 15, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Articles Supplementary, dated February 14, 2001, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartsupp to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Articles of Amendment, dated August 22, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Articles of Amendment, dated November 14, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Articles of Amendment for Reallocation of Shares, dated November 13, 2002, filed by EDGAR on March 28, 2003 as EX-99.B(a)tgtartamend to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*

Articles of Amendment for Reallocation of Shares, dated March 26, 2003, filed by EDGAR on March 28, 2003 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*

(b)  Bylaws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

Amendment to Bylaws, dated February 10, 1999, filed by EDGAR on March 1, 1999 as EX-99.B(b)-bylaw2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Amendment to Bylaws, dated August 16, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(c)  Articles Fifth and Seventh of the Articles of Incorporation, as amended, and Articles I and IV of the Bylaws, as amended, each define the rights of shareholders.

(d)  Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio filed October 31, 1996 as EX-99.B5-tmkima to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on March 1, 2001 as EX-99.B(d)tgtimafees to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Investment Management Agreement, as amended and restated August 21, 2002, with Fee Schedule (Exhibit A) amended ____, 2003, filed by EDGAR on March 28, 2003 as EX-99/B(d)tgtima to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*

(e)  Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(f)  Not applicable

(g)  Custodian Agreement, as amended, filed April 26, 2000 as EX-99.B(g)tgtca to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*. The Custodian Agreement for Target/United Funds, Inc. Asset Strategy Portfolio was filed as a representative copy. The Custodian Agreements for all portfolios of W&R Target Funds, Inc. are identical with the exception of their respective effective dates.

Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on March 28, 2003 as EX-99.B(g)tgtcaamend to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*. The Amendment to the Custodian Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Amendment to Custodian Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.

Delegation Agreement, dated July 1, 2001, filed by EDGAR on march 28, 2003 as EX-99B(g)tgtcadel to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*. Delegation Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Delegation Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.

Custodian Agreement for Micro Cap Growth Portfolio, filed by EDGAR on March 28, 2003 as EX-99.B(g)mcgpca to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*. The Custodian Agreement for Small Company Value Portfolio is identical to the Custodian Agreement for Micro Cap Growth Portfolio.

Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio, filed by EDGAR on March 28, 2003 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*. The Rule 17f-5 Delegation Agreement for Small Company Value Portfolio is identical to the Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio.

(h)  Accounting Services Agreement filed October 3, 1995 as EX-99.B9-tmkasa to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

Amendment to Accounting Services Agreement, dated September 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(h)tgtasaamend to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(i)  Opinion and Consent of Counsel attached hereto as EX-99.B(i)tgtlegopn

(j)  Consent of Deloitte & Touche LLP, Independent Accountants, attached hereto as EX-99.B(j)tgtconsent

(k)  Not applicable

(l)  Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

(m)  Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Service Plan, as revised May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

(n)  Not applicable

(o)  Not applicable

(p)  Code of Ethics, as amended November 13, 2002, filed by EDGAR on March 28, 2003 as EX-99.B(p)tgtcode to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*

24.  Persons Controlled by or under common control with Registrant

-------------------------------------------------------------

None

25.  Indemnification

---------------

Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, filed July 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*, to Paragraph 7 of the Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*, and to Paragraph 12 of the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*, each of which provides for indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.  Business and Other Connections of Investment Manager

----------------------------------------------------

Waddell & Reed Investment Management Company (WRIMCO)is the investment manager of the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of WRIMCO or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of such officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of WRIMCO, reference is made to the Prospectus and SAI of this Registrant.

27.  Principal Underwriter and Distributor

-------------------------------------

(a)  Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant's shares. It is the principal underwriter to the following investment companies:

Waddell & Reed Advisors Asset Strategy Fund, Inc.

Waddell & Reed Advisors Cash Management, Inc.

Waddell & Reed Advisors Continental Income Fund, Inc.

Waddell & Reed Advisors Fixed Income Funds, Inc.

Waddell & Reed Advisors Funds, Inc.

Waddell & Reed Advisors Global Bond Fund, Inc.

Waddell & Reed Advisors High Income Fund, Inc.

Waddell & Reed Advisors International Growth Fund, Inc.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

Waddell & Reed Advisors Municipal Money Market Fund, Inc.

Waddell & Reed Advisors New Concepts Fund, Inc.

Waddell & Reed Advisors Retirement Shares, Inc.

Waddell & Reed Advisors Small Cap Fund, Inc.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Value Fund, Inc.

Waddell & Reed Advisors Vanguard Fund, Inc.

W&R Funds, Inc.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed Advisors Select Life

Waddell & Reed Advisors Survivorship Life

Waddell & Reed Advisors Select Annuity

Waddell & Reed Advisors Select Income Annuity

Waddell & Reed Advisors Select Plus Annuity

(b)  The information contained in the underwriter's application on Form BD, as filed on March 7, 2003 SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.  Location of Accounts and Records

--------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Kristen A. Richards and Mr. Theodore W. Howard, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.  Management Services

-------------------

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items 23(h) and 23(m) hereof.

30.  Undertakings

------------

Not applicable

---------------------------------

*Incorporated herein by reference

                             POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,  WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC., WADDELL &
REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS INTERNATIONAL
GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC., WADDELL & REED
ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED ADVISORS NEW
CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT SHARES, INC.,
WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED ADVISORS TAX-
MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND, INC.,
WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,   W&R
FUNDS, INC. AND WADDELL & REED INVESTED PORTFOLIOS, INC. (each hereinafter called the Corporation), and certain directors and officers for the
Corporation, do hereby constitute and appoint KEITH A. TUCKER, DANIEL C.
SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of
1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated
below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 15, 2002                    /s/Henry J. Herrmann
                                       --------------------------
                                       Henry J. Herrmann, President

/s/Keith A. Tucker          Chairman of the Board       May 15, 2002
-------------------                                     -----------------
Keith A. Tucker

/s/Henry J. Herrmann        President and Director      May 15, 2002
--------------------                                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   May 15, 2002
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    May 15, 2002
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    May 15, 2002
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    May 15, 2002
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    May 15, 2002
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    May 15, 2002
--------------------                                    -----------------
John F. Hayes

/s/Robert L. Hechler        Director                    May 15, 2002
--------------------                                    -----------------
Robert L. Hechler

/s/Glendon E. Johnson       Director                    May 15, 2002
--------------------                                    -----------------
Glendon E. Johnson

/s/Frank J. Ross, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    May 15, 2002
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    May 15, 2002
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

SIGNATURES

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 1st day of May, 2003.

W&R TARGET FUNDS, INC.

(Registrant)

By /s/ Henry J. Herrmann*

------------------------

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title
----------	-----

/s/Keith A. Tucker*	Chairman of the Board	May 1, 2003
----------------------		---------------
Keith A. Tucker

/s/Henry J. Herrmann*	President and Director	May 1, 2003
----------------------		---------------
Henry J. Herrmann

/s/Theodore W. Howard*	Vice President, Treasurer,	May 1, 2003
----------------------	Principal Financial Officer	---------------
Theodore W. Howard	and Principal Accounting
Officer

/s/James M. Concannon*	Director	May 1, 2003
-------------------		---------------
James M. Concannon

/s/John A. Dillingham*	Director	May 1, 2003
-------------------		---------------
John A. Dillingham

/s/David P. Gardner*	Director	May 1, 2003
-------------------		---------------
David P. Gardner

/s/Linda K. Graves*	Director	May 1, 2003
-------------------		---------------
Linda K. Graves

/s/Joseph Harroz, Jr.*	Director	May 1, 2003
-------------------		---------------
Joseph Harroz, Jr.

/s/John F. Hayes*	Director	May 1, 2003
-------------------		---------------
John F. Hayes

/s/Robert L. Hechler*	Director	May 1, 2003
----------------------		---------------
Robert L. Hechler

/s/Glendon E. Johnson*	Director	May 1, 2003
-------------------		---------------
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Director	May 1, 2003
-------------------		---------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Director	May 1, 2003
-------------------		---------------
Eleanor B. Schwartz

/s/Frederick Vogel III*	Director	May 1, 2003
-------------------		---------------
Frederick Vogel III

*By/s/Kristen A. Richards

------------------------

Kristen A. Richards

Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte

---------------------------

Daniel C. Schulte

Assistant Secretary